CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenues		$ 88,976,328	$ 84,333,261	$ 99,790,386
Cost of sales		(47,662,553)	(41,608,125)	(50,089,910)
Gross profit		41,313,775	42,725,136	49,700,476
Administrative expenses		(2,564,806)	(2,540,034)	(2,589,826)
Selling expenses		(4,794,605)	(4,479,561)	(6,246,072)
Other operating results		128,816	150,684	(262,057)
Impairment of PPE		0	(4,700,407)	0
Operating profit		34,083,180	31,155,818	40,602,521
Net financial results
Financial income		6,872,187	8,325,067	17,539,130
Financial expenses		(16,911,649)	(27,462,866)	(36,372,505)
Other financial results		202,856	(10,225,962)	233,003
Gain on net monetary position		9,400,298	9,784,128	12,646,382
Total		(436,308)	(19,579,633)	(5,953,990)
Share of profit /(loss) from associates		21,226	32,166	(65,466)
Net income before income tax		33,668,098	11,608,351	34,583,065
Income tax expense		(12,737,021)	(6,648,108)	(8,269,466)
Total comprehensive income for the year		20,931,077	4,960,243	26,313,599
Total comprehensive income attributable to:
Owners of the Company		20,931,074	4,960,229	26,313,572
Non-controlling interests		$ 3	$ 14	$ 27
Total comprehensive income per share attributable to owners of the Company:
Weighted average of outstanding ordinary shares (in shares)	[1],[2]	752,761,058	762,371,755	788,405,563
Basic earnings per share (in pesos per share)		$ 27.81	$ 6.51	$ 33.38
Diluted earnings per share (in pesos per share)		$ 27.81	$ 6.51	$ 33.38

[1]	The weighted average number of shares considers the effect of the weighted average of the changes originated in the transactions with the treasury shares made during the year.
[2]	The weighted average of the number of shares considers the effect of the weighted average of the changes originated in the transactions with treasury shares made during the year.